OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2015	2014

Prepaid expenses	$146	$279
Government institutions	12	53

Advance payment to vendors	48	96

	$206	$428